Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Jan. 31, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
Brandes International Equity Fund | Class I
Prospectus:
Trading Symbol	BIIEX
Brandes International Equity Fund | Class A
Prospectus:
Trading Symbol	BIEAX
Brandes International Equity Fund | Class C
Prospectus:
Trading Symbol	BIECX
Brandes International Equity Fund | Class R6
Prospectus:
Trading Symbol	BIERX
Brandes Global Equity Fund | Class I
Prospectus:
Trading Symbol	BGVIX
Brandes Global Equity Fund | Class A
Prospectus:
Trading Symbol	BGEAX
Brandes Global Equity Fund | Class C
Prospectus:
Trading Symbol	BGVCX
Brandes Global Equity Fund | Class R6
Prospectus:
Trading Symbol	BGVRX
Brandes Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	BGIAX
Brandes Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	BGICX
Brandes Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	BGIIX
Brandes Global Equity Income Fund | Class R6
Prospectus:
Trading Symbol	BGIRX
Brandes Global Opportunities Value Fund | Class A
Prospectus:
Trading Symbol	BGOAX
Brandes Global Opportunities Value Fund | Class C
Prospectus:
Trading Symbol	BGOCX
Brandes Global Opportunities Value Fund | Class I
Prospectus:
Trading Symbol	BGOIX
Brandes Global Opportunities Value Fund | Class R6
Prospectus:
Trading Symbol	BOVRX
Brandes Emerging Markets Value Fund | Class I
Prospectus:
Trading Symbol	BEMIX
Brandes Emerging Markets Value Fund | Class A
Prospectus:
Trading Symbol	BEMAX
Brandes Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	BEMCX
Brandes Emerging Markets Value Fund | Class R6
Prospectus:
Trading Symbol	BEMRX
Brandes International Small Cap Equity Fund | Class I
Prospectus:
Trading Symbol	BISMX
Brandes International Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	BISAX
Brandes International Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	BINCX
Brandes International Small Cap Equity Fund | Class R6
Prospectus:
Trading Symbol	BISRX
Brandes Core Plus Fixed Income Fund | Class I
Prospectus:
Trading Symbol	BCPIX
Brandes Core Plus Fixed Income Fund | Class A
Prospectus:
Trading Symbol	BCPAX
Brandes Core Plus Fixed Income Fund | Class R6
Prospectus:
Trading Symbol	BCPRX
Brandes Credit Focus Yield Fund | Class I
Prospectus:
Trading Symbol	BCFIX
Brandes Credit Focus Yield Fund | Class A
Prospectus:
Trading Symbol	BCFAX
Brandes Credit Focus Yield Fund | Class R6
Prospectus:
Trading Symbol	BCFRX
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust
Prospectus:
Trading Symbol	SMARX